Long-Term Investments	12 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
LONG-TERM INVESTMENTS

NOTE 9 – LONG-TERM INVESTMENTS

	As of June 30,
	2022	2021
Equity investments without readily determinable fair values
Beijing UniDev Software Co., Ltd. (“UniDev”)	252,161	-
Shenzhen Huaqin Robotics Co., Ltd. (“Huaqin Robotics”)	149,296	154,880
CLPS Lihong Financial Information Services Co., Ltd. (“CLPS Lihong”)	-	558,509
Guangdong Zhichuang Software Technology Co., Ltd. (“CLPS Guangdong Zhichuang”)	-	92,928
Total equity investments without readily determinable fair values	401,457	806,317

Equity method investments
Fuson Group Limited (“Fuson”)	139,164	-
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	69,765	73,717
Economic Modeling Information Technology Co., Ltd. (“EMIT”)	-	134,750
Total equity method investments	208,929	208,467
Total	$610,386	$1,014,784

Equity investments without readily determinable fair values

In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

The carrying amount of investments without readily determinable fair values was $401,457 (RMB 2.69 million) and $806,317 as of June 30, 2022 and 2021, respectively. No downward adjustments (including impairment charges) or upward adjustments was recognized on equity investments without readily determinable fair value for the years ended June 30, 2022, 2021 and 2020.

Equity method investments

On April 3, 2019, the Company purchased a 30% equity interest of EMIT at nil consideration with a committed to invest $445,454.14 (RMB 3.00 million) in total within 20 years. During the years ended June 30, 2020, the Company made capital contribution to EMIT of $143,299.

On February 3, 2021, the Company purchased a 35% equity interest of Shier at a cash consideration of $83,228 (RMB 0.54 million).

On September 16, 2021, the Company purchased a 35.02% equity interest of Fuson at a cash consideration of $157,464 (HK$1.2 million).

The Company accounts for the investments in EMIT, Shier and Fuson as equity method investments due to its significant influence over the entities.

The Company recorded a loss of $50,297, a loss of $44,121 and an income of $207,363 from equity investments accounted for using equity method for the years ended June 30, 2022, 2021 and 2020, respectively. The company recognized an impairment loss of $102,155 of EMIT for the years ended June 30, 2022. The carrying amount of the Company’s equity method investments were $208,929 and $208,467 as of June 30, 2022 and 2021, respectively.

The carrying amount of the equity method investments in excess of the Company’s proportionate interest was not material and recognized as equity method goodwill.

Selected financial information of the equity method investees are not presented as the effects were not material.